SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

Subsequent to May 31, 2026 through to filing date,

—	the Company issued 32,797,611 common shares pursuant to a share purchase agreement for gross proceeds of $290,783, issuance costs of $14,397 and net proceeds of $276,386.

—	The Company issued 12,000,000 shares to a lender to settle $89,700 in principal pursuant to exchange agreements with the lender.

—	on June 3, 2026, the Company issued a convertible, redeemable note to a lender for $230,000 with cash proceeds of $200,000 an original issue discount of $23,000 and $7,000 for fees. The loan bears interest at 6%, the note is redeemable by the Company at any time subject to a premium ranging from 105% to 140% if redeemed within the first 180 days of the note. The note matures on June 3, 2027, and converts after 180 days at 65% of the lowest trading price 20 trading days prior to the conversion date, including the conversion date.

—	on June 9, 2026, the Company issued a convertible, redeemable note to a lender for $55,000 with cash proceeds of $47,500, an original issue discount of $5,000, and $2,500 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium of one years interest of $5,500. The note matures on June 9, 2027, and converts any time at 65% of the lowest trading price 10 trading days prior to the conversion date.

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on June 9, 2026, the Company issued a convertible, redeemable note to a lender for $110,000 with cash proceeds of $95,000, an original issue discount of $10,000, and $5,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium of one years interest of $11,000. The note matures on June 9, 2027, and converts any time at 65% of the lowest trading price 10 trading days prior to the conversion date.

—	on June 15, 2026, the Company issued a convertible, redeemable note to a lender for $165,000 with cash proceeds of $142,800, an original issue discount of $15,000, and $7,200 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 115% to 125% if redeemed within the first 180 days of the note. The note matures on June 15, 2027, and converts any time at 65% of the lowest closing bid price 20 trading days prior to the conversion date. The loan is repayable as follows : on December 15, 2026 a payment of $90,750 with 5 monthly payments of $15,125 commencing Jan 15, 2027 through to May 15, 2027 with the remaining $9,625 balance payable June 15, 2027.

—	on June 23 , 2026 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-five percent (85%) of the average of the three lowest bid trade price in the 10 day preceding period. The Company may also issue an accelerated put at a purchase price of 85% of the three closing bid prices 10 days following the put date subject to a floor price equal to the greater of: (A) seventy-five percent (75%) of the Closing Bid Price of the Common Stock on the applicable Put Date; or (B) any higher minimum price per share specified by the Company in the applicable Accelerated Put Notice. A commitment fee of five million common shares of the Company’s Common Stock shall be issued in two equal tranches: (i) first tranche of Two Million and Five Hundred Thousand common shares upon S-1 effectiveness; and the remaining (ii) second tranche of Two Million and Five Hundred Thousand common shares, issued ninety days later. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement as well.

—	on June 26, 2026, the Company issued a convertible, redeemable note to a lender for $157,000 with cash proceeds of $150,000 and $7,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The note matures on March 30, 2027, and converts after 180 days at 65% of the average of the three lowest trading prices, 10 trading days prior to the conversion date.

—	on July 9, 2026, the Company issued a promissory note to a lender for $165,000 with cash proceeds of $150,000 and an original issue discount of $15,000 for fees. The note matures in one year and bears interest at 15%, per annum ,compounding annually. The note is secured by the assets of the Company.

15. SUBSEQUENT EVENTS

Subsequent to February 28, 2026 through to filing date,

— the Company issued 36,786,492 common shares pursuant to a share purchase agreement for gross proceeds of $900,871, issuance costs of $77,391 and cash proceeds of $823,480.

—	the Company issued 39,000,000 shares to a lender to settle $745,900, pursuant to exchange agreements with the lender.

—	the Series C Preferred Shareholder converted 298 Series C preferred shares at a value of $391,572 for 24,473,250 common shares

—	on May 4 2026 the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-seven percent (87%) of the average of the three lowest bid trade price in the 10 day preceding period. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

—	on March 12, 2026 the Company issued a promissory note to a lender for $170,000 with cash proceeds of $150,000 and an original issue discount of $20,000. The loan bears interest at 15% compounding annually, matures in 1 year and has a general security charging all of the Company’s present and after-acquired property.

—	on March 19, 2026 the Company entered into a memorandum of understanding whereby the outstanding Series C Preferred Shares were adjusted to 417 Series C Preferred Shares. The memorandum reduced penalties that were added after the Company refused conversions . The reduction amounted to 212.16 Series C Preferred Shares or a stated value of $254,492. In exchange, the Company agreed to proceed with the present conversion of 165 Series C Preferred shares for 13,550,625 common shares and issue 222 new Series C shares with a redemption value of $291,708 in exchange for net proceeds of $200,000.

—	on March 25, 2026, the Company issued a convertible, redeemable note to a lender for $110,000 with cash proceeds of $95,000, an original issue discount of $10,000, and $5,000 for fees. The loan bears interest at 12%, the note is redeemable by the Company at any time subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note . The note matures in 1 year and converts after 180 days at 80% of the lowest trading price 15 trading days prior to the conversion date.

—	on March 25, 2026, the Company issued a convertible, redeemable note to a lender for $630,000 with cash proceeds of $595,000, an original issue discount of $30,000, and $5,000 for fees. The loan bears interest at 12%, the note is redeemable by the Company at any time subject to a premium ranging from 110% to 140% if redeemed within the first 180 days of the note. The note matures in 1 year and converts after 180 days at 20% of the lowest trading price 15 trading days prior to the conversion date. A refundable commitment fee of 14.1 million common shares was issued, but is returnable if the loan plus accrued interest is paid back by May 5, 2026. On May 5, 2026, the Company repaid in full, principal and interest of $638,492 and the 14.1 million commitment fee shares were returned.

—	on April 20, 2026, the Company issued a convertible note to a lender for $277,778 with cash proceeds of $250,000, an original issue discount of $27,778, and $5,000 for fees. The loan bears interest at 12%, and the note matures in 1 year. If the loan is prepaid, one year’s full interest of $ 33,333 is due. The note converts at any time at 75% of the lowest closing trading price 10 trading days prior to the conversion date. Interest is payable in common shares at either the redemption date or maturity. A commitment fee of 5million common shares at a fair value of $164,500 was issued.

—	on April 20, 2026, the Company issued a convertible, redeemable note to a lender for $257,000 with cash proceeds of $250,000 and $7,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The note matures on January 15, 2027, and converts after 180 days at 65% of the lowest trading price 10 trading days prior to the conversion date.

—	on May 1, 2026, the Company issued a convertible, redeemable note to a lender for $157,000 with cash proceeds of $150,000 and $7,000 for fees. The loan bears interest at 10%, the note is redeemable by the Company at any time subject to a premium ranging from 120% to 125% if redeemed within the first 180 days of the note. The note matures on January 15, 2027, and converts after 180 days at 65% of the lowest trading price 10 trading days prior to the conversion date.

—	on May 4, 2026, the Company issued a convertible, redeemable note to a lender for $700,000 with cash proceeds of $630,000 and an original issue discount of $70,000. The loan bears interest at 12%, and the note matures in 1 year. The note must be redeemed in monthly instalments of 10% of outstanding principal plus accrued interest commencing 60 days after issuance. The note is convertible after 180 days at 65% of the lowest closing trading price 10 trading days prior to the conversion date. A commitment fee of 1.25 million common shares at a fair value of $28,750 was issued.

—	on May 29, 2026 the Company issued a promissory note to a lender for $225,000 with cash proceeds of $200,000 and an original issue discount of $25,000. The loan bears interest at 15% compounding annually, matures in 1 year and has a general security charging all of the Company’s present and after-acquired property.

—	on June 3, 2026, the Company issued a convertible, redeemable note to a lender for $230,000 with cash proceeds of $200,000 an original issue discount of $23,000 and $7,000 for fees. The loan bears interest at 6%, the note is redeemable by the Company at any time subject to a premium ranging from 105% to 140% if redeemed within the first 180 days of the note. The note matures on June 3, 2027, and converts after 180 days at 65% of the lowest trading price 20 trading days prior to the conversion date, including the conversion date.